                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Management, LLC
Address: 237 Park Avenue
         New York, New York 10017


Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter M. Schenker
Title:   Principal
Phone:   (212) 808-3401

Signature, Place, and Date of Signing:

    /s/ Walter M. Schenker  New York, New York  May 10, 2001
    ---------------------   ------------------  ------------
       [Signature]           [City, State]          [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         NONE.




































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $5,397
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None































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

                                                    Titan Capital Management
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------   --------    ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SHRS OR  SH/PUT   INVESTMENT  OTHER         VOTING AUTHORITY
                                                        (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE      SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- ---------- --------  -----     ------    -----
ACCLAIM ENTERTAINMENT INC
  NEW                        COMMON STOCK     004325205      30    20000  SH       SOLE                  20000
AMTECH SYSTEMS INC           COMMON STOCK     032332504     134    25000  SH       SOLE                  25000
EXCITE@HOME SERIES A         COMMON STOCK     045919107      72    16000  SH       SOLE                  16000
DATATEC SYSTEMS INC          COMMON STOCK     238128102      53   106000  SH       SOLE                 106000
DELTA WOODSIDE INDUST.INC
  NEW                        COMMON STOCK     247909104      27    26900  SH       SOLE                  26900
FLANDERS CORP                COMMON STOCK     338494107     495   219900  SH       SOLE                 219900
FLANDERS CORP                COMMON STOCK     338494107      44    19500  SH       DEFINED               19500
HOLLIS-EDEN PHARMACEUTICALS  COMMON STOCK     435902101      28    10000  SH       SOLE                  10000
INTERNET COMMERCE CORP-CL A  COMMON STOCK     46059F109      56    27900  SH       SOLE                  27900
INTERTAN INC                 COMMON STOCK     461120107     253    20000  SH       SOLE                  20000
MBIA INC                     COMMON STOCK     55262C100     323     4000  SH       SOLE                   4000
MCLEOD INC-CL A              COMMON STOCK     582266102     143    16500  SH       SOLE                  16500
METROMEDIA INTERNATIONAL
  GROUP                      CONVERTIBLE
                             PREFERRED        591695200     653    35100  SH       SOLE                  35100
RADIOSHACK CORP              COMMON STOCK     750438103     220     6000  SH       SOLE                   6000
RADYNE CORP NEW              COMMON STOCK     750611402     220    41000  SH       SOLE                  41000
STANDARD MOTOR PRODUCTS INC  CONVERTIBLE
                             BONDS            853666AB1     381   645000  PRN      SOLE                 645000
3COM CORP                    COMMON STOCK     885535104      57    10000  SH       SOLE                  10000
TOTAL RESEARCH CORP          COMMON STOCK     891511107     125    43500  SH       SOLE                  43500
***TRANSPORTACION MARITIMA   COMMON STOCK     893868307     977    92100  SH       SOLE                  92100
WATSON PHARMACEUTICALS INC   COMMON STOCK     942683103     304     5780  SH       SOLE                   5780
XYBERNAUT CORP               COMMON STOCK     984149104      30    15300  SH       SOLE                  15300
***LORAL SPACE &             COMMON STOCK     G56462107      64    29100  SH       SOLE                  29100
HOLLIS-EDEN PHARMACEUTICALS  OPTION           435902101      28    10000     CALL  SOLE                  10000
SPX CORP                     OPTION           784635104     681     7500     CALL  SOLE                   7500

TOTAL                                                      5397








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